Loans from Shareholders (Details) - Schedule of loans from shareholders consists - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans From Shareholders Consists Abstract
Loan amount		$ 4,950
Loan discount		(1,316)
Total		$ 3,634